EQUITY (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
EQUITY
Issued as of beginning of period	188,446,126,794	188,446,126,794	188,446,126,794
Issuance of paid shares
Issuance of outstanding shares
Stock options exercised
Issued as of end of period	188,446,126,794	188,446,126,794	188,446,126,794